Accrued Expenses and Other Payables (Details) - USD ($)	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Accrued Expenses and Other Payables [Abstract]
Accruals for consulting fee	$ 7,000	$ 23,100
Accruals for audit fee	34,000	15,000
Accruals for interest expense	9,500
Accruals for rental expense	28,660
Total accrued expenses and other payables	$ 79,160	$ 38,100